Accrued expenses (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Accrued hauler expenses	$ 57,019	$ 49,607	$ 37,429
Accrued compensation	13,636	9,656	8,783
Accrued income taxes		3	61
Other accrued expenses	9,393	6,272	2,717
Accrued offering expenses	$ 80,048	$ 65,538	$ 48,990